Leases - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maturities of lease liabilities: Operating lease
2021 (remaining nine months)	$ 151,848
2022	138,299	$ 208,759
2023	32,083	136,132
2024	13,436	30,165
2025	8,379	12,397
Thereafter	35,487
Total lease payments	379,532	431,008
Less: Imputed interest	(44,452)	(51,417)
Total operating lease liabilities	335,080	379,591	$ 553,127
Less: Current portion	(169,566)	(186,967)	(202,972)
Operating lease liabilities	165,514	192,624	350,155
Maturities of lease liabilities: Finance lease
2021 (remaining nine months)	45,696
2022	50,227	62,613
2023	42,862	50,227
2024	32,147	42,862
Total lease payments	170,932	187,849
Less: Imputed interest	(23,574)	(27,240)
Total finance lease liabilities	147,358	160,609	212,617
Less: Current portion	(50,260)	(49,820)	(48,678)
Long-term portion of lease obligations	97,098	110,789	$ 163,939
Future minimum payments for total lease liabilities
2021 (remaining nine months)	197,544
2022	188,526	271,372
2023	74,945	186,359
2024	45,583	73,027
2025	8,379	44,544
Thereafter	35,487
Total lease payments	550,464	618,857
Less: Imputed interest	(68,026)	(78,657)
Total	482,438	540,200
Less: Current portion	(219,826)	(236,787)
Long-term portion of lease obligations	$ 262,612	$ 303,413